Loans, allowance for loan losses and credit quality - Aging analysis (Details 4) - CHF (SFr) SFr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	SFr 270,976	SFr 262,103
Gross loans held at amortized cost, past due	2,747	2,727
Gross loans held at amortized cost	273,723	264,830	SFr 257,515
Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1,020	1,236
Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	177	119
Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	127	272
Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1,423	1,100
Corporate and institutional
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	118,293	110,846
Gross loans held at amortized cost, past due	1,669	1,707
Gross loans held at amortized cost	119,962	112,553	112,445
Corporate and institutional | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	558	800
Corporate and institutional | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	119	53
Corporate and institutional | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	85	218
Corporate and institutional | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	907	636
Corporate and institutional | Real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	25,914	25,871
Gross loans held at amortized cost, past due	151	132
Gross loans held at amortized cost	26,065	26,003
Corporate and institutional | Real estate | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	63	37
Corporate and institutional | Real estate | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	4	12
Corporate and institutional | Real estate | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0	15
Corporate and institutional | Real estate | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	84	68
Corporate and institutional | Commercial and industrial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	78,439	74,831
Gross loans held at amortized cost, past due	1,334	1,194
Gross loans held at amortized cost	79,773	76,025
Corporate and institutional | Commercial and industrial loans | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	378	429
Corporate and institutional | Commercial and industrial loans | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	96	40
Corporate and institutional | Commercial and industrial loans | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	82	201
Corporate and institutional | Commercial and industrial loans | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	778	524
Corporate and institutional | Financial institutions
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	12,768	8,947
Gross loans held at amortized cost, past due	171	379
Gross loans held at amortized cost	12,939	9,326
Corporate and institutional | Financial institutions | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	104	333
Corporate and institutional | Financial institutions | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	19	1
Corporate and institutional | Financial institutions | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	3	2
Corporate and institutional | Financial institutions | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	45	43
Corporate and institutional | Governments and public institutions
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	1,172	1,197
Gross loans held at amortized cost, past due	13	2
Gross loans held at amortized cost	1,185	1,199
Corporate and institutional | Governments and public institutions | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	13	1
Corporate and institutional | Governments and public institutions | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0	0
Corporate and institutional | Governments and public institutions | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0	0
Corporate and institutional | Governments and public institutions | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0	1
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	152,683	151,257
Gross loans held at amortized cost, past due	1,078	1,020
Gross loans held at amortized cost	153,761	152,277	145,070
Consumer | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	462	436
Consumer | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	58	66
Consumer | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	42	54
Consumer | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	516	464
Consumer | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	107,364	105,689
Gross loans held at amortized cost, past due	481	350
Gross loans held at amortized cost	107,845	106,039
Consumer | Mortgages | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	155	102
Consumer | Mortgages | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	23	27
Consumer | Mortgages | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	10	14
Consumer | Mortgages | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	293	207
Consumer | Loans collateralized by securities
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	41,936	41,867
Gross loans held at amortized cost, past due	98	149
Gross loans held at amortized cost	42,034	42,016
Consumer | Loans collateralized by securities | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	21	37
Consumer | Loans collateralized by securities | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0	0
Consumer | Loans collateralized by securities | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0	0
Consumer | Loans collateralized by securities | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	77	112
Consumer | Consumer finance
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	3,383	3,701
Gross loans held at amortized cost, past due	499	521
Gross loans held at amortized cost	3,882	4,222
Consumer | Consumer finance | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	286	297
Consumer | Consumer finance | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	35	39
Consumer | Consumer finance | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	32	40
Consumer | Consumer finance | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	146	145
Bank
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	276,281	266,203
Gross loans held at amortized cost, past due	2,735	2,714
Gross loans held at amortized cost	279,016	268,917	260,498
Bank | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1,020	1,236
Bank | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	177	119
Bank | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	127	272
Bank | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1,411	1,087
Bank | Corporate and institutional
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	123,598	114,946
Gross loans held at amortized cost, past due	1,657	1,694
Gross loans held at amortized cost	125,255	116,640	115,428
Bank | Corporate and institutional | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	558	800
Bank | Corporate and institutional | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	119	53
Bank | Corporate and institutional | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	85	218
Bank | Corporate and institutional | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	895	623
Bank | Corporate and institutional | Real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	25,914	25,871
Gross loans held at amortized cost, past due	151	132
Gross loans held at amortized cost	26,065	26,003
Bank | Corporate and institutional | Real estate | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	63	37
Bank | Corporate and institutional | Real estate | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	4	12
Bank | Corporate and institutional | Real estate | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0	15
Bank | Corporate and institutional | Real estate | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	84	68
Bank | Corporate and institutional | Commercial and industrial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	78,919	74,966
Gross loans held at amortized cost, past due	1,322	1,181
Gross loans held at amortized cost	80,241	76,147
Bank | Corporate and institutional | Commercial and industrial loans | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	378	429
Bank | Corporate and institutional | Commercial and industrial loans | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	96	40
Bank | Corporate and institutional | Commercial and industrial loans | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	82	201
Bank | Corporate and institutional | Commercial and industrial loans | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	766	511
Bank | Corporate and institutional | Financial institutions
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	17,593	12,912
Gross loans held at amortized cost, past due	171	379
Gross loans held at amortized cost	17,764	13,291
Bank | Corporate and institutional | Financial institutions | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	104	333
Bank | Corporate and institutional | Financial institutions | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	19	1
Bank | Corporate and institutional | Financial institutions | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	3	2
Bank | Corporate and institutional | Financial institutions | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	45	43
Bank | Corporate and institutional | Governments and public institutions
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	1,172	1,197
Gross loans held at amortized cost, past due	13	2
Gross loans held at amortized cost	1,185	1,199
Bank | Corporate and institutional | Governments and public institutions | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	13	1
Bank | Corporate and institutional | Governments and public institutions | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0	0
Bank | Corporate and institutional | Governments and public institutions | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0	0
Bank | Corporate and institutional | Governments and public institutions | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0	1
Bank | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	152,683	151,257
Gross loans held at amortized cost, past due	1,078	1,020
Gross loans held at amortized cost	153,761	152,277	SFr 145,070
Bank | Consumer | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	462	436
Bank | Consumer | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	58	66
Bank | Consumer | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	42	54
Bank | Consumer | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	516	464
Bank | Consumer | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	107,364	105,689
Gross loans held at amortized cost, past due	481	350
Gross loans held at amortized cost	107,845	106,039
Bank | Consumer | Mortgages | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	155	102
Bank | Consumer | Mortgages | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	23	27
Bank | Consumer | Mortgages | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	10	14
Bank | Consumer | Mortgages | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	293	207
Bank | Consumer | Loans collateralized by securities
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	41,936	41,867
Gross loans held at amortized cost, past due	98	149
Gross loans held at amortized cost	42,034	42,016
Bank | Consumer | Loans collateralized by securities | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	21	37
Bank | Consumer | Loans collateralized by securities | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0	0
Bank | Consumer | Loans collateralized by securities | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0	0
Bank | Consumer | Loans collateralized by securities | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	77	112
Bank | Consumer | Consumer finance
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	3,383	3,701
Gross loans held at amortized cost, past due	499	521
Gross loans held at amortized cost	3,882	4,222
Bank | Consumer | Consumer finance | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	286	297
Bank | Consumer | Consumer finance | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	35	39
Bank | Consumer | Consumer finance | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	32	40
Bank | Consumer | Consumer finance | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	SFr 146	SFr 145